Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Balance as of April 1,	₨ 2,451,179	₨ 2,207,403
Additions	993,651	596,842
Finance cost accrued during the period	253,316	278,697
Deletions	(19,503)	0
Payment of lease liabilities	(633,420)	(640,714)
Fair value adjustment of Right of use Asset	(3,813)	4,575
Translation difference	1,429	4,376
Balance as of March 31,	₨ 3,042,839	₨ 2,451,179